LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.76%
Brazil–2.69%
Banco do Brasil SA	561,900	$2,813,781
Caixa Seguridade Participacoes SA	215,600	577,023
Engie Brasil Energia SA	70,700	551,952
JBS SA	120,300	698,035
Klabin SA	54,770	212,336
PRIO SA	106,800	851,036
TIM SA	304,700	1,050,400
Vale SA	357,700	4,180,619
Vibra Energia SA	306,300	1,311,742
WEG SA	221,900	2,224,825
		14,471,749
Chile–0.46%
Banco de Chile	7,126,525	908,943
Cencosud SA	425,860	859,486
Enel Americas SA	7,135,538	728,312
		2,496,741
China–26.71%
AAC Technologies Holdings, Inc.	137,000	562,180
Agricultural Bank of China Ltd. Class A	1,814,700	1,241,510
†Akeso, Inc.	14,000	123,542
Alibaba Group Holding Ltd.	801,000	11,334,152
Aluminum Corp. of China Ltd. Class H	1,298,000	1,031,875
ANTA Sports Products Ltd.	294,200	3,574,444
Avary Holding Shenzhen Co. Ltd. Class A	40,300	205,460
†Baidu, Inc. Class A	175,050	2,377,880
Bank of Beijing Co. Ltd. Class A	451,600	375,899
Bank of Chengdu Co. Ltd. Class A	78,300	175,771
Bank of Communications Co. Ltd. Class A	645,000	680,292
Bank of Nanjing Co. Ltd. Class A	204,700	319,474
Bank of Shanghai Co. Ltd. Class A	301,200	338,716
Beijing Kingsoft Office Software, Inc. Class A	9,722	369,143
Beijing New Building Materials PLC Class A	36,800	172,983
Beijing Roborock Technology Co. Ltd. Class A	4,064	160,982
BYD Co. Ltd. Class A	35,900	1,572,445
BYD Co. Ltd. Class H	178,000	6,498,247
CGN Power Co. Ltd. Class A	329,900	211,592
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China CITIC Bank Corp. Ltd. Class H	1,412,000	$900,908
China Construction Bank Corp. Class A	205,300	232,042
China Feihe Ltd.	1,289,000	974,976
China Galaxy Securities Co. Ltd. Class H	1,154,000	1,077,721
China Hongqiao Group Ltd.	955,000	1,592,107
China Tower Corp. Ltd. Class H	12,880,000	1,706,542
China Yangtze Power Co. Ltd. Class A	483,200	2,069,549
Chongqing Rural Commercial Bank Co. Ltd. Class A	186,500	144,605
Chongqing Zhifei Biological Products Co. Ltd. Class A	51,200	243,591
CITIC Securities Co. Ltd. Class A	260,175	1,008,646
Contemporary Amperex Technology Co. Ltd. Class A	19,340	694,339
CSPC Pharmaceutical Group Ltd.	400,000	311,300
Eastroc Beverage Group Co. Ltd. Class A	5,700	220,149
ENN Natural Gas Co. Ltd. Class A	53,100	155,756
Eoptolink Technology, Inc. Ltd. Class A	14,600	270,458
Far East Horizon Ltd.	453,000	331,569
Focus Media Information Technology Co. Ltd. Class A	285,700	287,895
Foxconn Industrial Internet Co. Ltd. Class A	270,700	971,898
Fuyao Glass Industry Group Co. Ltd. Class A	40,300	334,297
Giant Biogene Holding Co. Ltd.	86,600	567,578
Goneo Group Co. Ltd. Class A	13,775	163,468
Great Wall Motor Co. Ltd. Class H	765,500	1,427,832
Gree Electric Appliances, Inc. of Zhuhai Class A	60,900	416,121
Guangdong Haid Group Co. Ltd. Class A	35,200	240,918
=Guotai Junan Securities Co. Ltd. Class A	159,800	334,810
Haidilao International Holding Ltd.	462,000	1,132,736
Haier Smart Home Co. Ltd. Class A	127,600	584,704
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–1

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hansoh Pharmaceutical Group Co. Ltd.	402,000	$1,083,363
Hithink RoyalFlush Information Network Co. Ltd. Class A	10,400	286,544
Huatai Securities Co. Ltd. Class A	155,400	389,823
Huaxia Bank Co. Ltd. Class A	279,000	295,459
Iflytek Co. Ltd. Class A	15,400	97,544
Imeik Technology Development Co. Ltd. Class A	4,200	141,036
Industrial & Commercial Bank of China Ltd. Class A	1,242,400	1,094,345
Industrial Bank Co. Ltd. Class A	424,500	1,165,906
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	137,500	569,708
†Innovent Biologics, Inc.	102,000	617,995
JCET Group Co. Ltd. Class A	36,200	182,287
†JD Logistics, Inc.	684,800	1,233,263
JD.com, Inc. Class A	124,950	2,685,818
Jiangsu King's Luck Brewery JSC Ltd. Class A	26,400	193,933
†Kuaishou Technology	679,700	4,795,763
Kunlun Energy Co. Ltd.	1,306,000	1,347,353
Lenovo Group Ltd.	990,000	1,349,910
Lens Technology Co. Ltd. Class A	105,500	307,503
†Meituan Class B	316,800	7,009,345
Midea Group Co. Ltd. Class A	63,900	692,726
NARI Technology Co. Ltd. Class A	161,200	635,738
NAURA Technology Group Co. Ltd. Class A	9,600	500,764
NetEase, Inc.	305,100	5,906,668
Ningbo Sanxing Medical Electric Co. Ltd. Class A	28,100	139,737
Ningxia Baofeng Energy Group Co. Ltd. Class A	150,500	372,169
Nongfu Spring Co. Ltd. Class H	630,000	2,771,600
†PDD Holdings, Inc. ADR	52,300	7,050,563
PetroChina Co. Ltd. Class A	457,000	587,526
Ping An Insurance Group Co. of China Ltd. Class H	612,500	3,951,308
Pop Mart International Group Ltd.	157,400	1,078,172
Qifu Technology, Inc. ADR	12,400	369,644
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Satellite Chemical Co. Ltd. Class A	67,500	$179,619
SDIC Power Holdings Co. Ltd. Class A	152,700	368,904
SF Holding Co. Ltd. Class A	32,639	209,248
Shandong Nanshan Aluminum Co. Ltd. Class A	246,500	153,885
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	454,400	328,502
Shanghai Pudong Development Bank Co. Ltd. Class A	579,700	836,984
Shanghai RAAS Blood Products Co. Ltd. Class A	137,300	154,597
Shanghai Rural Commercial Bank Co. Ltd. Class A	207,500	219,741
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,400	434,315
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,600	182,235
Shenzhen Transsion Holdings Co. Ltd. Class A	24,026	369,597
Sieyuan Electric Co. Ltd. Class A	16,400	172,740
Sinotruk Hong Kong Ltd.	245,000	735,897
Suzhou TFC Optical Communication Co. Ltd. Class A	11,200	160,431
Tencent Holdings Ltd.	391,700	22,402,004
Tencent Music Entertainment Group ADR	250,300	3,016,115
Tongcheng Travel Holdings Ltd.	288,800	741,518
Topsports International Holdings Ltd.	684,000	303,556
Tsingtao Brewery Co. Ltd. Class H	204,000	1,595,503
Vipshop Holdings Ltd. ADR	123,887	1,948,742
Want Want China Holdings Ltd.	1,601,000	1,099,756
WuXi AppTec Co. Ltd. Class H	130,100	913,763
†Wuxi Biologics Cayman, Inc.	186,500	419,837
†Xiaomi Corp. Class B	282,600	817,934
Xinyi Solar Holdings Ltd.	1,106,000	600,387
Yadea Group Holdings Ltd.	72,000	127,998
Yum China Holdings, Inc.	54,533	2,455,076
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–2

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yutong Bus Co. Ltd. Class A	42,700	$160,366
Zangge Mining Co. Ltd. Class A	33,800	138,503
Zhejiang NHU Co. Ltd. Class A	60,100	193,335
Zheshang Securities Co. Ltd. Class A	77,800	159,789
Zhongji Innolight Co. Ltd. Class A	23,380	516,045
Zijin Mining Group Co. Ltd. Class A	346,700	896,387
Zijin Mining Group Co. Ltd. Class H	962,000	2,185,393
ZTE Corp. Class A	26,700	118,542
		143,943,859
Colombia–0.10%
Bancolombia SA	60,294	519,503
		519,503
Czech Republic–0.08%
Moneta Money Bank AS	84,232	413,542
		413,542
Egypt–0.29%
Commercial International Bank - Egypt (CIB)	754,686	1,320,857
Eastern Co. SAE	460,282	247,873
		1,568,730
Greece–0.54%
Hellenic Telecommunications Organization SA	23,832	410,928
National Bank of Greece SA	176,498	1,508,093
Public Power Corp. SA	73,692	987,644
		2,906,665
Hong Kong–1.02%
Bosideng International Holdings Ltd.	1,130,000	648,301
C&D International Investment Group Ltd.	219,000	474,406
Geely Automobile Holdings Ltd.	1,993,000	3,122,615
Sinopharm Group Co. Ltd. Class H	459,600	1,229,723
		5,475,045
Hungary–0.69%
OTP Bank Nyrt	71,105	3,717,465
		3,717,465
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India–19.73%
ABB India Ltd.	17,823	$1,713,152
Ambuja Cements Ltd.	51,813	391,096
Asian Paints Ltd.	114,349	4,542,644
Aurobindo Pharma Ltd.	77,635	1,353,219
Axis Bank Ltd.	23,035	338,703
Bajaj Holdings & Investment Ltd.	6,400	801,493
Bharat Electronics Ltd.	794,098	2,701,599
Bharat Petroleum Corp. Ltd.	517,850	2,286,107
Bharti Airtel Ltd.	65,065	1,327,329
Britannia Industries Ltd.	27,782	2,101,239
CG Power & Industrial Solutions Ltd.	200,172	1,813,106
Coal India Ltd.	306,591	1,866,409
Colgate-Palmolive India Ltd.	45,290	2,056,124
Cummins India Ltd.	46,409	2,107,784
Divi's Laboratories Ltd.	14,600	948,350
Dr. Reddy's Laboratories Ltd.	22,602	1,820,971
Havells India Ltd.	9,745	234,074
HCL Technologies Ltd.	183,710	3,937,430
HDFC Asset Management Co. Ltd.	31,994	1,641,405
HDFC Bank Ltd.	153,752	3,177,830
Hero MotoCorp Ltd.	14,739	1,004,699
Hindalco Industries Ltd.	351,343	3,170,425
Hindustan Aeronautics Ltd.	4,080	215,227
ICICI Bank Ltd.	402,983	6,121,596
Indian Hotels Co. Ltd.	286,511	2,340,945
†Indus Towers Ltd.	269,253	1,261,261
Infosys Ltd.	110,062	2,463,356
†InterGlobe Aviation Ltd.	33,111	1,891,586
Larsen & Toubro Ltd.	50,454	2,212,929
Lupin Ltd.	75,880	1,983,988
Muthoot Finance Ltd.	40,110	972,509
Nestle India Ltd.	21,926	703,806
NHPC Ltd.	442,974	501,906
NMDC Ltd.	356,330	1,041,378
NTPC Ltd.	749,701	3,964,947
Oil & Natural Gas Corp. Ltd.	785,391	2,789,127
PI Industries Ltd.	23,561	1,308,980
Pidilite Industries Ltd.	45,096	1,807,795
Polycab India Ltd.	15,827	1,313,584
Power Finance Corp. Ltd.	494,573	2,880,343
Reliance Industries Ltd.	139,341	4,910,367
Shriram Finance Ltd.	87,104	3,717,924
Solar Industries India Ltd.	9,041	1,243,912
Supreme Industries Ltd.	21,152	1,343,220
†Suzlon Energy Ltd.	1,840,733	1,758,335
Tata Consultancy Services Ltd.	142,740	7,270,604
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–3

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Tata Elxsi Ltd.	7,387	$680,903
Tata Motors Ltd.	88,406	1,028,206
Tata Power Co. Ltd.	101,478	584,398
Trent Ltd.	44,733	4,043,338
United Spirits Ltd.	7,205	136,695
Vedanta Ltd.	347,732	2,127,233
Wipro Ltd.	61,843	399,575
		106,355,161
Indonesia–1.68%
Adaro Energy Indonesia Tbk. PT	4,202,800	1,057,640
Bank Central Asia Tbk. PT	8,440,600	5,756,221
Sumber Alfaria Trijaya Tbk. PT	5,759,500	1,202,115
Unilever Indonesia Tbk. PT	873,700	127,535
United Tractors Tbk. PT	515,800	924,965
		9,068,476
Malaysia–1.73%
CIMB Group Holdings Bhd.	2,290,400	4,471,376
Malaysia Airports Holdings Bhd.	296,800	752,887
Mr. DIY Group M Bhd.	842,300	433,049
Telekom Malaysia Bhd.	407,900	664,748
Tenaga Nasional Bhd.	862,800	3,021,421
		9,343,481
Mexico–2.04%
Banco del Bajio SA	267,408	626,080
Cemex SAB de CV	4,740,500	2,901,119
Fibra Uno Administracion SA de CV	157,000	182,834
Gruma SAB de CV Class B	50,370	933,367
Grupo Aeroportuario del Centro Norte SAB de CV	94,100	793,709
Grupo Aeroportuario del Sureste SAB de CV Class B	55,560	1,570,043
Grupo Financiero Banorte SAB de CV Class O	70,700	503,194
Kimberly-Clark de Mexico SAB de CV Class A	318,000	515,195
Prologis Property Mexico SA de CV	63,400	207,298
Promotora y Operadora de Infraestructura SAB de CV	60,515	573,678
Southern Copper Corp.	16,562	1,915,727
Wal-Mart de Mexico SAB de CV	83,100	250,735
		10,972,979
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines–0.59%
International Container Terminal Services, Inc.	258,370	$1,862,708
Metropolitan Bank & Trust Co.	579,160	812,348
PLDT, Inc.	19,550	519,822
		3,194,878
Poland–1.23%
Bank Polska Kasa Opieki SA	54,787	2,090,987
KGHM Polska Miedz SA	38,704	1,602,360
ORLEN SA	138,282	2,007,227
Powszechny Zaklad Ubezpieczen SA	84,425	922,994
		6,623,568
Qatar–0.36%
Barwa Real Estate Co.	749,936	587,632
Ooredoo QPSC	267,239	860,214
Qatar International Islamic Bank QSC	165,946	500,892
		1,948,738
Republic of Korea–10.63%
†Alteogen, Inc.	5,544	1,386,318
CJ CheilJedang Corp.	2,125	493,997
DB Insurance Co. Ltd.	16,096	1,382,260
GS Holdings Corp.	15,548	505,902
Hana Financial Group, Inc.	88,676	3,987,267
Hankook Tire & Technology Co. Ltd.	25,145	797,018
Hanwha Aerospace Co. Ltd.	4,787	1,087,157
†Hanwha Industrial Solutions Co. Ltd.	5,302	135,013
HD Hyundai Electric Co. Ltd.	3,936	991,750
Hyundai Mobis Co. Ltd.	17,455	2,903,160
KB Financial Group, Inc.	84,240	5,211,452
†Krafton, Inc.	8,698	2,278,095
KT Corp.	10,346	318,046
Kumho Petrochemical Co. Ltd.	4,216	509,067
LG Innotek Co. Ltd.	4,227	704,662
LG Uplus Corp.	33,662	252,523
Meritz Financial Group, Inc.	9,474	703,468
NAVER Corp.	10,959	1,419,633
Orion Corp.	5,381	401,199
Posco International Corp.	13,637	595,452
Samsung Electronics Co. Ltd.	302,633	14,232,568
Samsung Life Insurance Co. Ltd.	23,605	1,682,332
Samsung SDS Co. Ltd.	7,797	922,380
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–4

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Shinhan Financial Group Co. Ltd.	124,738	$5,293,996
SK Hynix, Inc.	34,643	4,625,425
†SK Square Co. Ltd.	25,060	1,548,404
SK Telecom Co. Ltd.	19,099	816,421
Woori Financial Group, Inc.	178,560	2,116,449
		57,301,414
Russia–0.00%
=πSeverstal PAO	283,840	0
=πSurgutneftegas PJSC	11,590,970	0
		0
Saudi Arabia–1.72%
Ades Holding Co.	42,042	225,485
Alinma Bank	206,023	1,565,191
Arab National Bank	258,806	1,317,693
Bupa Arabia for Cooperative Insurance Co.	20,546	1,134,811
Etihad Etisalat Co.	108,069	1,480,713
Mouwasat Medical Services Co.	24,482	651,957
Nahdi Medical Co.	14,034	492,316
SABIC Agri-Nutrients Co.	39,092	1,237,972
Saudi Aramco Base Oil Co.	18,396	650,240
Saudi National Bank	57,562	526,304
		9,282,682
South Africa–2.81%
Bid Corp. Ltd.	24,097	617,505
Capitec Bank Holdings Ltd.	12,748	2,246,356
Clicks Group Ltd.	62,376	1,433,159
Exxaro Resources Ltd.	80,895	805,602
FirstRand Ltd.	396,486	1,906,070
Gold Fields Ltd.	9,354	145,544
Harmony Gold Mining Co. Ltd.	166,126	1,712,846
Kumba Iron Ore Ltd.	20,436	474,307
OUTsurance Group Ltd.	282,553	949,175
Sasol Ltd.	192,777	1,294,850
Shoprite Holdings Ltd.	78,778	1,348,630
Standard Bank Group Ltd.	84,231	1,181,501
Woolworths Holdings Ltd.	267,524	1,054,612
		15,170,157
Taiwan–17.84%
Accton Technology Corp.	49,000	823,725
ASE Technology Holding Co. Ltd.	705,000	3,363,879
Cathay Financial Holding Co. Ltd.	2,536,000	5,328,994
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	946,000	$1,028,310
Eclat Textile Co. Ltd.	16,000	275,544
Fortune Electric Co. Ltd.	14,300	284,224
Fubon Financial Holding Co. Ltd.	1,079,000	3,082,224
Hon Hai Precision Industry Co. Ltd.	1,158,000	6,860,948
Largan Precision Co. Ltd.	30,000	2,407,849
MediaTek, Inc.	135,000	5,012,403
Novatek Microelectronics Corp.	185,000	3,028,139
Pegatron Corp.	661,000	2,151,360
Pou Chen Corp.	778,000	888,714
President Chain Store Corp.	39,000	363,547
SinoPac Financial Holdings Co. Ltd.	3,602,875	2,760,802
Taiwan Semiconductor Manufacturing Co. Ltd.	1,549,000	46,842,242
Uni-President Enterprises Corp.	573,000	1,578,866
United Microelectronics Corp.	2,683,000	4,561,180
Voltronic Power Technology Corp.	22,000	1,407,739
Yageo Corp.	31,065	611,552
Yang Ming Marine Transport Corp.	154,000	335,772
Yuanta Financial Holding Co. Ltd.	2,338,860	2,342,814
Zhen Ding Technology Holding Ltd.	231,000	828,480
		96,169,307
Thailand–1.50%
Advanced Info Service PCL	362,400	3,440,702
Bangkok Dusit Medical Services PCL Class F	1,918,200	1,818,199
Bumrungrad Hospital PCL	165,800	1,386,068
Kasikornbank PCL	87,300	406,961
Krungthai Card PCL	293,700	444,966
TMBThanachart Bank PCL NVDR	9,148,800	560,116
		8,057,012
Turkey–0.88%
Akbank TAS	790,662	1,424,221
BIM Birlesik Magazalar AS	55,453	804,695
Coca-Cola Icecek AS	191,719	319,555
Turkiye Is Bankasi AS Class C	2,885,628	1,186,400
Yapi ve Kredi Bankasi AS	1,108,726	1,002,465
		4,737,336
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates–2.18%
Abu Dhabi Islamic Bank PJSC	501,647	$1,737,235
Aldar Properties PJSC	761,090	1,558,214
Emaar Properties PJSC	2,098,594	4,982,164
Emirates NBD Bank PJSC	624,138	3,449,450
		11,727,063
United States–0.26%
†BeiGene Ltd.	74,200	1,381,135
		1,381,135
Total Common Stock (Cost $430,197,949)		526,846,686
ΔPREFERRED STOCKS–1.94%
Brazil–1.94%
Cia Energetica de Minas Gerais 14.00%	481,740	1,012,523
Gerdau SA 4.58%	282,362	992,054
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Brazil (continued)
Itau Unibanco Holding SA 6.51%	452,300	$3,013,009
Itausa SA 6.65%	1,494,670	3,048,219
Petroleo Brasileiro SA 13.57%	361,600	2,394,869
Total Preferred Stocks (Cost $9,993,495)		10,460,674

MONEY MARKET FUND–1.12%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	6,055,901	6,055,901
Total Money Market Fund (Cost $6,055,901)		6,055,901

TOTAL INVESTMENTS–100.82% (Cost $446,247,345)	543,363,261
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.82%)	(4,433,301)
NET ASSETS APPLICABLE TO 62,581,876 SHARES OUTSTANDING–100.00%	$538,929,960

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PJSC	2/4/2022	5,050,556	0
Total		$8,211,866	$—

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
131	E-mini MSCI Emerging Markets Index	$7,681,185	$7,212,476	12/20/24	$468,709	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–7